UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
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Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               08-14-2008
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 93
                                        -------------------

Form 13F Information Table Value Total: $177,707
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           Independent Invetors, Inc.
                           FORM 13F INFORMATION TABLE

                                                               FAIR MKT. SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP          VALUE   PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                  --------------    -----          -----   -------   -------   --------  ----  ------   ----
3M                               Common Stock    88579Y101      2386000   34290     SOLE                X
ABBOTT LABORATORIES              Common Stock    002824100      3901000   73650     SOLE                X
ADOBE SYSTEMS, INC.              Common Stock    00724F101      2575000   65380     SOLE                X
AGILENT TECHNOLOGIES             Common Stock    00846U101       366000   10300     SOLE                X
AIR PRODUCTS & CHEMICALS         Common Stock    009158106       662000    6700     SOLE                X
ALTRIA GROUP INC.                Common Stock    02209S103       322000   15700     SOLE                X
AMERICAN EXPRESS CO.             Common Stock    025816109      1183000   31420     SOLE                X
AMGEN INC.                       Common Stock    031162100      1537000   32600     SOLE                X
APPLE COMPUTER                   Common Stock    037833100      9117000   54450     SOLE                X
AQUA AMERICA                     Common Stock    03836W103      1067000   66832     SOLE                X
AUTODESK                         Common Stock    052769106       628000   18590     SOLE                X
AVON PRODUCTS                    Common Stock    054303102      1134000   31500     SOLE                X
BB&T CORPORATION                 Common Stock    054937107       566000   24900     SOLE                X
BP plc (ADR)                     Common Stock    055622104      2165000   31124     SOLE                X
BAKER HUGHES, INC.               Common Stock    057224107      1773000   20300     SOLE                X
BANK OF NY MELLON CORP           Common Stock    064058100       879000   23251     SOLE                X
BAXTER INTERNATIONAL             Common Stock    071813109      3433000   53700     SOLE                X
BERKSHIRE HATHAWAY INC. CL. "B"  Common Stock    084670207       722000     180     SOLE                X
BOEING CORPORATION               Common Stock    097023105      2280000   34700     SOLE                X
BRISTOL-MYERS SQUIBB             Common Stock    110122108       554000   27000     SOLE                X
BURLINGTON NORTHERN SANTA FE
   CORP                          Common Stock    12189T104       204000    2050     SOLE                X
CHEVRON TEXACO                   Common Stock    166764100       887000    8950     SOLE                X
CISCO SYSTEMS                    Common Stock    17275R102      3188000  137075     SOLE                X
CITIGROUP                        Common Stock    172967101       940000   56114     SOLE                X
COCA COLA                        Common Stock    191216100      2845000   54738     SOLE                X
COLGATE-PALMOLIVE COMPANY        Common Stock    194162103      1568000   22700     SOLE                X
CONOCO PHILLIPS                  Common Stock    20825c104      1070000   11346     SOLE                X
CORNING INC.                     Common Stock    219350105       871000   37800     SOLE                X
CYTEC INDUSTRIES                 Common Stock    232820100      1345000   24670     SOLE                X
DEVON ENERGY CORP.               Common Stock    25179M103      3340000   27800     SOLE                X
DIEBOLD                          Common Stock    253651103       476000   13400     SOLE                X
DISNEY (WALT) CO.                Common Stock    254687106      2047000   65625     SOLE                X
DOVER CORP                       Common Stock    260003108      1668000   34500     SOLE                X
DUPONT DE NEMOURS                Common Stock    263534109       980000   22859     SOLE                X
EMC CORPORATION                  Common Stock    268648102       170000   11600     SOLE                X
EMERSON CO.                      Common Stock    291011104      3674000   74300     SOLE                X
EXXON MOBIL                      Common Stock    30231G102     11593000  131547     SOLE                X
FLUOR CORP                       Common Stock     34386110       930000    5000     SOLE                X
GENENTECH INC. NEW               Common Stock    368710406       827000   10900     SOLE                X
GENERAL ELECTRIC                 Common Stock    369604103      5071000  190030     SOLE                X
GENTEX CORPORATION               Common Stock    371901109       577000   40000     SOLE                X
GOLDMAN SACHS                    Common Stock    38141G104      1696000    9700     SOLE                X
GOOGLE, INC.                     Common Stock    38259P508       908000    1725     SOLE                X
HALLIBURTON COMPANY              Common Stock    406216101      1873000   35300     SOLE                X
HOME DEPOT                       Common Stock    437076102       995000   42500     SOLE                X
HONEYWELL INTL                   Common Stock    438516106      3101000   61690     SOLE                X
IBM CORPORATION                  Common Stock    459200101      2431000   20511     SOLE                X
ISHARE MSCI EAFE VALUE INDEX     Common Stock    464288877       261000    4300     SOLE                X
ISHARES MCSI EMERGING MKTS       Common Stock    464287234       637000    4700     SOLE                X
ISHARES TR MSCI EAFE INDEX FD    Common Stock    464287465      3021000    4400     SOLE                X
ITT INDUSTRIES                   Common Stock    450911102      1190000   18800     SOLE                X
INGERSOLL-RAND COMPANY LTD       Common Stock    G4776G101      1085000   29000     SOLE                X
INTEL CORP.                      Common Stock    458140100      1749000   81425     SOLE                X
JP MORGAN CHASE & CO.            Common Stock    46625H100      2967000   86498     SOLE                X
JACOBS ENGINEERING GROUP         Common Stock    469814107      4205000   52110     SOLE                X
JOHNSON & JOHNSON                Common Stock    478160104      7928000  123222     SOLE                X
KIMBERLY CLARK                   Common Stock    494368103       872000   14600     SOLE                X
L-3 COMMUNICATIONS               Common Stock    502424104      1399000   15400     SOLE                X
LILLY (ELI) & CO.                Common Stock    532457108      1269000   27500     SOLE                X
LOCKHEED MARTIN CORP             Common Stock    539830109      2190000   22200     SOLE                X
MARTIN MARIETTA MATERIALS, INC.  Common Stock    573284106      1294000   12500     SOLE                X
MEDTRONIC                        Common Stock    585055106       509000    9840     SOLE                X
MERRILL LYNCH                    Common Stock    590188108      1648000   52000     SOLE                X
MICROSOFT CORPORATION            Common Stock    594918104      2519000   91590     SOLE                X
MONSANTO                         Common Stock    61166W101      1024000    8100     SOLE                X
MORGAN STANLEY                   Common Stock    617446448      1522000   42220     SOLE                X
NESTLE ADR                       Common Stock    641069406       226000    2000     SOLE                X
NIKE INC.                        Common Stock    654106103      1132000   19000     SOLE                X
NORFOLK SOUTHERN CORP.           Common Stock    655844108      1729000   27600     SOLE                X
ORACLE CORPORATION               Common Stock    68389X105      1753000   83500     SOLE                X
PALL CORPORATION                 Common Stock    696429307      1349000   34000     SOLE                X
PEPSICO                          Common Stock    713448108      1956000   30775     SOLE                X
PFIZER                           Common Stock    717081103      1107000   63400     SOLE                X
PHILIP MORRIS INTERNATIONAL      Common Stock    718172109       775000   15700     SOLE                X
PRECISION CASTPARTS              Common Stock    740189105      1469000   15250     SOLE                X
PROCTER & GAMBLE                 Common Stock    742718109      8055000  132470     SOLE                X
QUALCOMM                         Common Stock    747525103      2427000   54700     SOLE                X
ROYAL DUTCH PETROLEUM            Common Stock    780257804       245000    3000     SOLE                X
SARA LEE CORP                    Common Stock    803111103       245000   20000     SOLE                X
SCHLUMBERGER LIMITED             Common Stock    806857108      6029000   56125     SOLE                X
STRYKER CORPORATION              Common Stock    863667101      2136000   33980     SOLE                X
TENARIS S.A.                     Common Stock    88031M109      1154000   15500     SOLE                X
TEREX CORP                       Common Stock    880779103       932000   18150     SOLE                X
TETRA TECH INC.                  Common Stock    88162G103      1035000   45800     SOLE                X
THOMAS & BETTS CORP.             Common Stock    884315102       454000   12000     SOLE                X
TIME WARNER                      Common Stock    887317105       400000   27050     SOLE                X
UNITED PARCEL SERVICE            Common Stock    911312106      4253000   69200     SOLE                X
UNITED TECHNOLOGIES              Common Stock    913017109       277000    4500     SOLE                X
WATERS CORP                      Common Stock    941848103      5301000   82200     SOLE                X
WATTS WATER TECHNOLOGIES         Common Stock    942749102      1486000   59700     SOLE                X
WELLS FARGO                      Common Stock    30226D106      1061000   44700     SOLE                X
WYETH                            Common Stock    983024100       287000    6000     SOLE                X
ZIMMER HOLDINGS                  Common Stock    98956P102       620000    9120     SOLE                X
TOTAL VALUE                                                 177,707,000